SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Retirement Benefits [Abstract]
Service cost	$ 1,640	$ 855	$ 3,706	$ 2,755
Interest cost	410	214	927	689
Other
Net cost	$ 2,050	$ 1,069	$ 4,633	$ 3,444